ADVANTAGE X

Variable Adjustable Life Insurance Policy

issued through

TRANSAMERICA CORPORATE SEPARATE ACCOUNT SIXTEEN

by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2021

to the

Prospectus dated May 1, 2018

This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2018. Please read this supplement carefully and keep it with your prospectus for future reference.

*****

The Total Annual Portfolio Operating Expenses table is deleted and replaced with the following:

The following table shows the lowest and highest total operating expenses (before any fee waiver or expense reimbursement) charged by any of the portfolios for the fiscal year ended December 31, 2020. These expenses may be different in the future.

Total Annual Portfolio Operating Expenses	Lowest	Highest
(total of all expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) and other expenses)	0.10%	1.47%

The Annual Portfolio Operating Expenses table in your prospectus listed by portfolio is out-of-date and should not be relied upon. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

*****

A name change applies to the following portfolios:

PRIOR PORTFOLIO NAME	NEW PORTFOLIO NAME
FFI Strategies Portfolio	Third Avenue Value Portfolio
Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Main Street Mid Cap Fund®
T. Rowe Price New America Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio
VanEck VIP Global Hard Assets Fund - Initial Class	VanEck VIP Global Resources Fund - Initial Class

*****

The table in The Portfolios section is deleted and replaced with the following. This is the complete current listing of available portfolios. The listing on the inside front cover of your prospectus is out-of-date.

American Funds Insurance Series managed by Capital Research and Management Company

•   AFIS Global Small Capitalization Fund (Class 2) seeks to provide long-term growth of capital.

•   AFIS Growth Fund (Class 2) seeks to provide growth of capital.

•   AFIS International Fund (Class 2) seeks to provide long-term growth of capital.

•   AFIS New World Fund (Class 2) seeks to provide long-term capital appreciation.

DFA Investment Dimensions

Group Inc.

advised by Dimensional Fund Advisors LP

VA Global Bond Portfolio, VA International Small Portfolio, VA International Value Portfolio, VA Short-Term Fixed Portfolio, and VIT Inflation-Protected Securities Portfolio – Institutional Class sub-advised by DFA Australia Limited and Dimensional Fund Advisors Ltd

•   VA Global Bond Portfolio seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

•   VA International Small Portfolio seeks to achieve long-term capital appreciation.

•   VA International Value Portfolio seeks to achieve long-term capital appreciation.

•   VA Short-Term Fixed Portfolio seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk.

•   VA U.S. Large Value Portfolio seeks to achieve long-term capital appreciation.

•   VA U.S. Targeted Value Portfolio seeks to achieve long-term capital appreciation.

•   VIT Inflation-Protected Securities Portfolio - Institutional Class seeks to provide inflation protection and earn current income consistent with inflation-protected securities.

Deutsche DWS Investments VIT Funds managed by DWS Investment Management Americas Inc. and subadvised by Northern Trust Investments, Inc.

•   DWS Small Cap Index VIP (Class A) seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.

Fidelity Variable Insurance Products Funds – Initial Class

managed by Fidelity Management & Research Company LLC (FMR)

sub-advised by Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers.

•   Fidelity VIP Balanced Portfolio (Initial Class) seeks income and capital growth consistent with reasonable risk.

•   Fidelity VIP Contrafund® Portfolio (Initial Class) seeks long-term capital appreciation.

•   Fidelity VIP Government Money Market Portfolio (Initial Class) seeks as high a level of current income as is consistent with preservation of capital and liquidity.

•   Fidelity VIP Growth Portfolio (Initial Class) seeks to achieve capital appreciation.

•   Fidelity VIP High Income Portfolio (Initial Class) seeks a high level of current income, while also considering growth of capital.

•   Fidelity VIP Mid Cap Portfolio (Initial Class) seeks long-term growth of capital.

First Eagle Variable Fund advised by First Eagle Investment Management, LLC

•   First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) managed by Invesco Advisers, Inc.

•   Invesco V.I. American Value Fund – Series I Shares – The Fund’s investment objective is long-term capital appreciation.

•   Invesco V.I. Diversified Dividend Fund – Series I Shares – The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

•   Invesco V.I. Health Care Fund – Series I Shares – The Fund’s investment objective is long-term growth of capital.

•   Invesco V.I. Main Street Mid Cap Fund – Series I Shares - The Fund’s investment objective is long-term growth of capital.

•   Invesco V.I. Small Cap Equity Fund – Series I Shares – The Fund’s investment objective is long-term growth of capital.

•   Invesco V.I. Technology Fund – Series I Shares – The Fund’s investment objective is long-term growth of capital.

Janus Aspen Series managed by Janus Capital Management LLC

•   Janus Henderson Balanced Portfolio (Institutional Shares) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

•   Janus Henderson Enterprise Portfolio (Institutional Shares) seeks long-term growth of capital.

•   Janus Henderson Flexible Bond Portfolio (Institutional Shares) seeks to obtain maximum total return, consistent with preservation of capital.

•   Janus Henderson Forty Portfolio (Institutional Shares) seeks long-term growth of capital.

•   Janus Henderson Global Research Portfolio (Institutional Shares) seeks long-term growth of capital.

•   Janus Henderson Mid Cap Value Portfolio (Institutional Shares) seeks capital appreciation.

•   Janus Henderson Overseas Portfolio (Institutional Shares) seeks long-term growth of capital.

•   Janus Henderson Research Portfolio (Institutional Shares) seeks long-term growth of capital.

MFS® Variable Insurance Trust managed by Massachusetts Financial Services Company	• MFS® Total Return Bond Series – Initial Class seeks total return with an emphasis on current income, but also considering capital appreciation.

MFS® Variable Insurance Trust II managed by Massachusetts Financial Services Company	• MFS® International Growth Portfolio – Initial Class seeks capital appreciation. • MFS® International Intrinsic Value Portfolio – Initial Class seeks capital appreciation.

PIMCO Variable Insurance Trust managed by Pacific Investment Management Company LLC

•   PIMCO All Asset Portfolio (Institutional Class) seeks maximum real return, consistent with preservation of real capital and prudent investment management.

•   PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Institutional Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

•   PIMCO High Yield Portfolio (Institutional Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

•   PIMCO Real Return Portfolio (Institutional Class) seeks maximum real return, consistent with preservation of real capital and prudent investment management.

•   PIMCO Short-Term Portfolio (Institutional Class) seeks maximum current income, consistent with preservation of capital and daily liquidity.

•   PIMCO Total Return Portfolio (Institutional Class) seeks maximum total return, consistent with preservation of capital and prudent investment management.

Royce Capital Fund managed by Royce & Associates, LP	• Royce Micro-Cap Portfolio – Investment Class investment goal is long-term growth of capital. • Royce Small-Cap Portfolio – Investment Class investment goal is long-term growth of capital.

T. Rowe Price Equity Series, Inc. managed by T. Rowe Price Associates, Inc.

•   T. Rowe Price All-Cap Opportunities Portfolio seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

•   T. Rowe Price Blue Chip Growth Portfolio seeks to provide long-term capital growth. Income is a secondary objective.

•   T. Rowe Price Equity Income Portfolio seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.

•   T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

T. Rowe Price International Series, Inc. managed by T. Rowe Price Associates, Inc. sub-advised by T. Rowe Price International Ltd	• T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

Third Avenue Variable Series Trust managed by Third Avenue Management LLC	• Third Avenue Value Portfolio seeks long-term capital appreciation.

VanEck VIP Trust Investment Adviser: Van Eck Associates Corporation	• VanEck VIP Global Resources Fund - Initial Class seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.

Vanguard® Variable Insurance Fund

managed by the following:

Balanced, Growth, and High Yield Bond – Wellington Management Company LLP

Capital Growth – PRIMECAP Management Company

Conservative Allocation, Equity Index, Global Bond Index, Mid-Cap Index, Moderate Allocation, Money Market, Real Estate Index, Short-Term Investment-Grade, Total Bond Market Index, Total International Stock Market Index, and Total Stock Market Index – The Vanguard Group, Inc.

Diversified Value – Hotchkis and Wiley Capital Management, LLC and Lazard Asset Management LLC

Equity Income – Wellington Management Company LLP and The Vanguard Group, Inc.

International – Baillie Gifford Overseas Ltd.; Schroder Investment Management North America Inc.

Small Company Growth – ArrowMark Colorado Holdings, LLC;

The Vanguard Group, Inc.

•   Vanguard® VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.

•   Vanguard® VIF Capital Growth Portfolio seeks to provide long-term capital appreciation.

•   Vanguard® VIF Conservative Allocation Portfolio seeks to provide current income and low to moderate capital appreciation.

•   Vanguard® VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income.

•   Vanguard® VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

•   Vanguard® VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

•   Vanguard® VIF Global Bond Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.

•   Vanguard® VIF Growth Portfolio seeks to provide long-term capital appreciation.

•   Vanguard® VIF High Yield Bond Portfolio seeks to provide a high level of current income.

•   Vanguard® VIF International Portfolio seeks to provide long-term capital appreciation.

•   Vanguard® VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

•   Vanguard® VIF Moderate Allocation Portfolio seeks to provide

Vanguard is a trademark of The Vanguard Group, Inc.

capital appreciation and a low to moderate level of current income.

•   Vanguard® VIF Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1.

•   Vanguard® VIF Real Estate Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

•   Vanguard® VIF Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.

•   Vanguard® VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation.

•   Vanguard® VIF Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.

•   Vanguard® VIF Total International Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.

•   Vanguard® VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

*****

The following replaces the Business Continuity section:

Business Continuity

Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to government, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.

*****

If you have any questions regarding this supplement, you may contact us by writing to the Administrative Office at Transamerica Life Insurance Company, 4840 N. River Blvd., Cedar Rapids, Iowa 52411, or calling toll free at 1-888-804-8461 (Monday - Friday from 8:00 a.m. – 4:30 p.m. Central time).